ACCUMULATED OTHER COMPREHENSIVE INCOME - Additional Information - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Interest rate swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized Gain (Loss)	$ 295,258	$ 617,271	$ 1,723,446
Re-couponed swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) On Amortization	$ 895,825